(Loss) Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2022
(Loss) Earnings Per Share
Schedule of (Loss) Earnings Per Share

	2022	2021	2020
Basic (loss) earnings attributable to holders of common shares	$(23,398)	$7,564	$369
Effect of dilutive securities:	—	—	—
Diluted (loss) earnings	$(23,398)	$7,564	$369

	Number of Shares
	2022	2021	2020
Weighted average number of common shares outstanding - basic	14,811,118	14,779,302	14,779,302
Effect of dilutive securities:
Options	—	129,010	—
Weighted average number of common shares outstanding - diluted	14,811,118	14,908,312	14,779,302

	2022	2021	2020
(Loss) earnings per share - basic and diluted	$(1.58)	$0.51	$0.03